                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    RH Capital Associates LLC
Address: 55 Harristown Road
         Glen Rock, New Jersey


Form 13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Horwitz
Title:   Managing Member
Phone:   (201) 444-2850

Signature, Place, and Date of Signing:

         /s/Robert Horwitz     Glen Rock, New Jersey   08/08/01
         ___________________   __________________      _________
              [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         NONE









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              36

Form 13F Information Table Value Total:     $69,063
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE































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
                                                      RH CAPITAL ASSOCIATES
                                                            FORM 13F
                                                         June 30, 2001


   COLUMN                COLUMN          COLUMN      COLUMN        COLUMN       COLUMN    COLUMN           COLUMN
     1                     2               3           4             5             6         7               8
                         TITLE           CUSIP       VALUE    SHRS OR  SH/ PUT/ INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER           OF CLASS        NUMBER      (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
--------------           --------        ------      -------- -------  --- ---- ---------- --------  ----   ------   ----

ACCLAIM ENT               COM           004325205       447    91600  SH        Sole                 91600
ADVANCEPCS                COM           00790k109      6335    98900  SH        Sole                 98900
APPLIED POWER INC         COM           038225108      1413   139200  SH        Sole                139200
ARCH COAL                 COM           039380100      2952   114100  SH        Sole                114100
AUTODESK                  COM           052769106      2555    68500  SH        Sole                 68500
BICC GENERAL CABLE        COM           369300108      3797   204700  SH        Sole                204700
BINDVIEW DEVELOPMENT      COM           090327107        64    30100  SH        Sole                 30100
BRIO TECHNOLOGY INC       COM           109704106      2034   278600  SH        Sole                278600
BRISTOL MEYERS            COM           110122108      1569    30000  SH        Sole                 30000
BROOKSTONE INC            COM           114537103      1087    61400  SH        Sole                 61400
CISCO SYSTEMS INC         COM           17275r102       300    16500  SH        Sole                 16500
CRYPTOLOGIC INC           COM           228906103      4401   193100  SH        Sole                193100
ENSCO INTERNATIONAL       COM           26874q100      2340   100000  SH        Sole                100000
GAP INC                   COM           364760108      2117    73000  SH        Sole                 73000
GYMBOREE                  COM           403777105      2338   275000  SH        Sole                275000
INAMED CORP.              COM           453235103      1067    37684  SH        Sole                 37684
KNIGHT/TRIMARK GR         COM           499063105       374    35000  SH        Sole                 35000
LIBERTY LIVEWIRE          COM           530709104       129    14780  SH        Sole                 14780
MERCATOR SOFTWARE INC     COM           587587106        50    20000  SH        Sole                 20000
METHODE ELECTRONICS       COM           591520200      3946   458800  SH        Sole                458800
METROMEDIA FIBER          COM           591689104       204   100000  SH        Sole                100000
NOBLE DRILLING CORP       COM           655042109       819    25000  SH        Sole                 25000
PFIZER INC.               COM           717081103       801    20000  SH        Sole                 20000
PMI GROUP                 COM           69344m101      2157    30100  SH        Sole                 30100
PRIME HOSPITALITY  CORP   COM           741917108       326    27500  SH        Sole                 27500
PROSOFT                   COM           743477101       424   339100  SH        Sole                339100
SCP POOLS                 COM           784028102       575    16700  SH        Sole                 16700
SOFTNET SYSTEMS           COM           833964109       296   151000  SH        Sole                151000
UNITED GLOBAL             COM           913247508      1678   194000  SH        Sole                194000
WATER PIK TECH            COM           94113u100      1395   165100  SH        Sole                165100
ZIXIT                     COM           98974p100       235    25700  SH        Sole                 25700
LORAL PFD C               PRD           G56462149       769    50000  SH        Sole                 50000
ACCLAIM ENTERTMT
  10.00% Due 3-01-02      CNV           004325aa4     12725 13395000  PRN       Sole              13395000




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EARTHWEB INC SUB
  NOTE CONV 7.00%
  Due 01-25-05            CNV           27032cab4      3960  9900000  PRN       Sole               9900000
INTERNET CAP GRP
  5.00% Due 12-21-04      CNV           46059caa4      2688  7790000  PRN       Sole               7790000
METAMOR WORLDWIDE
  2.94% Due 08-15-01      CNV           59133paa8       696  2900000  PRN       Sole               2900000













































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